Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Estimated Useful Lives of Assets	Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furnitures and fixtures	3 to 21 years

Summary of Property, Plant and Equipment	Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in-progress		Total

	(In millions)
Cost as at April 1, 2021	Rs.	315,064.9	Rs.	1,356,630.4	Rs.	6,697.1	Rs.	27,432.1	Rs.	18,110.0	Rs.	3,536.9	Rs.	85,087.8	Rs.	1,812,559.1
Additions		6,150.5		124,013.6		549.8		2,273.3		1,215.3		50.8		82,887.8		217,141.1
Transferred to gross block		—		—		—		—		—		—		(130,754.0)		(130,754.0)
Assets held for sale		(915.5)		—		—		—		—		(191.6)		—		(1,107.1)
Write down of assets		—		—		—		—		—		—		(722.8)		(722.8)
Currency translation		(3,918.8)		(17,141.6)		(43.8)		(619.7)		(643.0)		(17.4)		155.1		(22,229.2)
Disposals/Adjustments		(433.7)		(12,303.3)		(1,692.9)		(203.4)		(745.0)		(88.7)		—		(15,467.0)

Cost as at March 31, 2022		315,947.4		1,451,199.1		5,510.3		28,882.2		17,937.3		3,290.0		36,653.9		1,859,420.1

Accumulated Depreciation as at April 1, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—		(989,518.3)
Depreciation for the year		(12,862.1)		(91,543.2)		(870.3)		(2,166.9)		(1,013.3)		—		—		(108,455.8)
Assets held for sale		608.8		—		—		—		—		—		—		608.8
Reversal of impairment loss (refer note 18(c))		—		264.0		0.6		24.6		63.6				—		352.8
Write down of assets		—		—		—		—		—		(273.3)		—		(273.3)
Currency translation		1,077.5		11,583.1		32.6		345.5		151.1		—		—		13,189.8
Disposals/Adjustments		175.0		12,002.4		925.9		155.6		550.7		—		—		13,809.5

Accumulated Depreciation as at March 31, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—		(1,070,286.4)

Net carrying amount as at March 31, 2022	Rs.	235,305.5	Rs.	498,252.6	Rs.	2,109.1	Rs.	9,702.1	Rs.	5,764.7	Rs.	1,345.8	Rs.	36,653.9	Rs.	789,133.7

															US$	10,411.8

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in-progress		Total

	(In millions)
Cost as at April 1, 2020	Rs.	295,033.7	Rs.	1,215,337.7	Rs.	6,146.1	Rs.	27,159.4	Rs.	17,571.2	Rs.	3,762.3	Rs.	89,046.8	Rs.	1,654,057.1
Additions		3,959.5		76,015.8		1,262.8		470.2		284.6		—		94,659.8		176,652.7
Transferred to Gross Block		—		—		—		—		—		—		(81,144.2)		(81,144.2)
Addition through business acquisitions		—		0.7		3.0		0.9		2.3		—		—		6.9
Impairment of assets- reimagine (refer note 46)		—		—		—		—		—		—		(22,978.4)		(22,978.4)
Reversal of impairment loss (refer note 18(a))		—		—		—		—		—		—		214.7		214.7
Currency translation		16,911.4		70,040.3		137.4		1,346.3		995.6		147.4		5,289.1		94,867.5
Disposals/Adjustments		(839.7)		(4,764.1)		(852.2)		(1,544.7)		(743.7)		(372.8)		—		(9,117.2)

Cost as at March 31, 2021		315,064.9		1,356,630.4		6,697.1		27,432.1		18,110.0		3,536.9		85,087.8		1,812,559.1

Accumulated Depreciation as at April 1, 2020		(54,484.5)		(752,693.4)		(2,718.1)		(16,171.0)		(10,925.7)		(1,670.9)		—		(838,663.6)
Depreciation for the year		(12,180.3)		(91,022.9)		(1,222.9)		(2,189.3)		(1,048.6)		—		—		(107,664.0)
Addition through business aquisitions		—		(0.3)		(0.4)		(0.4)		(0.3)		—		—		(1.4)
Reversal of impairment loss (refer note 18 (a))		178.6		1,473.1		4.2		8.7		2.0		—		—		1,666.6
Currency translation		(3,193.9)		(45,760.5)		(68.2)		(624.7)		(582.9)		—		—		(50,230.2)
Writeoff/impairment of assets		(395.2)		(239.1)		—		(4.5)		—		—		—		(638.8)
Disposals/Adjustments		434.2		2,990.3		515.5		1,442.3		630.8		—		—		6,013.1

Accumulated Depreciation as at March 31, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—	Rs.	(989,518.3)

Net carrying amount as at March 31, 2021	Rs.	245,423.8	Rs.	471,377.6	Rs.	3,207.2	Rs.	9,893.2	Rs.	6,185.2	Rs.	1,866.0	Rs.	85,087.8	Rs.	823,040.8